T. ROWE PRICE Target 2055 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 2.0%
T. Rowe Price Funds:
New Income Fund  1,817 543 187 274,694 2,195
Limited Duration Inflation Focused
Bond Fund  1,355 135 143 283,970 1,372
U.S. Treasury Long-Term Index
Fund  1,147 93 129 159,355 1,127
International Bond Fund (USD
Hedged)  696 65 69 80,732 690
Dynamic Global Bond Fund  464 17 44 56,099 436
Total Bond Funds (Cost $5,865) 5,820
EQUITY FUNDS 96.1%
T. Rowe Price Funds:
Value Fund  45,293 881 3,541 902,990 44,219
Growth Stock Fund  43,113 811 3,337 371,769 43,858
U.S. Large-Cap Core Fund  30,301 588 2,407 669,759 30,159
Equity Index 500 Fund  27,424 1,221 2,178 166,471 28,328
International Value Equity Fund  25,660 586 1,810 1,155,816 25,740
Overseas Stock Fund  22,869 734 1,718 1,485,063 22,811
Real Assets Fund  18,828 640 1,544 1,183,654 19,317
International Stock Fund  19,824 521 1,533 852,308 18,930
Mid-Cap Growth Fund  10,307 201 868 97,442 10,159
Mid-Cap Value Fund  9,513 187 823 286,428 9,541
Emerging Markets Discovery Stock
Fund  8,537 164 728 533,333 8,811
Emerging Markets Stock Fund  7,454 149 683 193,451 7,585
Small-Cap Value Fund  5,788 112 483 107,524 5,982
Small-Cap Stock Fund  5,237 90 396 89,409 5,349
New Horizons Fund (2) 4,133 80 364 72,958 4,168
Total Equity Funds (Cost $208,956) 284,957
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 375 350 255 25
Total Other Mutual Funds (Cost $25) 25

T. ROWE PRICE Target 2055 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds  1.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 8,000 591 2,780 5,810,971 5,811
Total Short-Term Investments (Cost $5,811) 5,811
Total Investments in Securities 100.0%
(Cost $220,657) $ 296,613
Other Assets Less Liabilities (0.0)% (139)
Net Assets 100.0% $ 296,474
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ (1) $ 7
Emerging Markets Discovery Stock Fund  112 838 —
Emerging Markets Stock Fund  76 665 —
Equity Index 500 Fund  675 1,861 89
Growth Stock Fund  1,217 3,271 —
International Bond Fund (USD Hedged)  2 (2) 8
International Stock Fund  361 118 —
International Value Equity Fund  678 1,304 —
Limited Duration Inflation Focused Bond Fund  2 25 6
Mid-Cap Growth Fund  135 519 —
Mid-Cap Value Fund  104 664 —
New Horizons Fund  46 319 —
New Income Fund  1 22 23
Overseas Stock Fund  503 926 —
Real Assets Fund  324 1,393 —
Small-Cap Stock Fund  65 418 —
Small-Cap Value Fund  59 565 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  508 1,677 —
U.S. Treasury Long-Term Index Fund  (7) 16 13
Value Fund  830 1,586 —
U.S. Treasury Money Fund, 4.35% — — 80
Totals $ 5,690# $ 16,184 $ 226+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $226 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2055 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F199-054Q1 08/25